Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	4/18/14-5/31/14
Distribution Date	06/16/14
Transaction Month	1
30/360 Days	31
Actual/360 Days	33

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 18, 2014
Closing Date:		May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$259,000,000.00	1.0000000	$197,972,032.38	0.7643708	$61,027,967.62
Class A-2 Notes	$406,000,000.00	1.0000000	$406,000,000.00	1.0000000	$-
Class A-3 Notes	$470,000,000.00	1.0000000	$470,000,000.00	1.0000000	$-
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$1,325,330,000.00	1.0000000	$1,264,302,032.38	0.9539526	$61,027,967.62

Weighted Avg. Coupon (WAC)	3.40%		3.39%
Weighted Avg. Remaining Maturity (WARM)	59.23		57.96
Pool Receivables Balance	$1,364,737,771.94		$1,306,467,464.53
Remaining Number of Receivables	72,146		70,655

Adjusted Pool Balance	$1,335,346,691.89		$1,278,426,594.11

III. COLLECTIONS

Principal:
Principal Collections	$58,120,495.74
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$48,591.07
Total Principal Collections	$58,169,086.81

Interest:
Interest Collections	$5,302,965.18
Late Fees & Other Charges	$51,649.66
Interest on Repurchase Principal	$-
Total Interest Collections	$5,354,614.84

Collection Account Interest	$361.67
Reserve Account Interest	$24.96
Servicer Advances	$-

Total Collections	$63,524,088.28

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	4/18/14-5/31/14
Distribution Date	06/16/14
Transaction Month	1
30/360 Days	31
Actual/360 Days	33

IV. DISTRIBUTIONS

Total Collections					$63,524,088.28
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$63,524,088.28
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,592,194.07	$-	$1,592,194.07	$1,592,194.07
Collection Account Interest					$361.67
Late Fees & Other Charges					$51,649.66
Total due to Servicer					$1,644,205.40

2. Class A Noteholders Interest:
Class A-1 Notes		$42,735.00		$42,735.00
Class A-2 Notes		$153,828.89		$153,828.89
Class A-3 Notes		$364,250.00		$364,250.00
Class A-4 Notes		$126,803.43		$126,803.43

Total Class A interest:		$687,617.32		$687,617.32	$687,617.32

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$35,605.91		$35,605.91	$35,605.91

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$65,190.42		$65,190.42	$65,190.42

7. Third Priority Principal Distribution:		$17,523,405.89		$17,523,405.89	$17,523,405.89

8. Class D Noteholders Interest:		$63,501.61		$63,501.61	$63,501.61

Available Funds Remaining:					$43,504,561.73

9. Regular Principal Distribution Amount:					$43,504,561.73

		Distributable Amount		Paid Amount
Class A-1 Notes				$61,027,967.62
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$66,933,606.27		$61,027,967.62
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$66,933,606.27		$61,027,967.62

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount					$29,391,080.05
Beginning Period Amount					$29,391,080.05
Current Period Amortization					$1,350,209.63
Ending Period Required Amount					$28,040,870.42
Ending Period Amount					$28,040,870.42
Next Distribution Date Required Amount					$27,064,398.09

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	4/18/14-5/31/14
Distribution Date	06/16/14
Transaction Month	1
30/360 Days	31
Actual/360 Days	33

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance					0.25%
Beginning Period Required Amount					$3,338,366.73
Beginning Period Amount					$3,338,366.73
Current Period Release to Collection Account					$-
Current Period Deposit					$-
Current Period Release to Depositor					$-
Ending Period Required Amount (0.25% of APB of cut-off date)					$3,338,366.73
Ending Period Amount					$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
			Beginning	Ending	Target
Overcollateralization Amount			$10,016,691.89	$14,124,561.73	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool			0.75%	1.06%	1.50%
Overcollateralization as a % of Current Adjusted Pool			0.75%	1.10%	1.57%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

		Units Percent	Units	Dollars Percent	Dollar Amount
Current		99.48%	70,288	99.39%	$1,298,484,231.48
30 - 60 Days		0.46%	326	0.54%	$7,045,987.04
61 - 90 Days		0.06%	41	0.07%	$937,246.01
91 + Days		0.00%	0	0.00%	$-
			70,655		$1,306,467,464.53
Total
Delinquent Receivables 61 + days past due		0.06%	41	0.07%	$937,246.01
Delinquency Ratio 61+ for 1st Preceding Collection Period
Delinquency Ratio 61+ for 2nd Preceding Collection Period
Three-Month Average Delinquency Ratio		0.06%		0.07%

Repossession in Current Period			23		$541,806.71
Repossession Inventory			21		$472,618.89

Charge-Offs
Gross Principal of Charge-Off for Current Period					$149,811.67
Recoveries					$(48,591.07)
Net Charge-offs for Current Period					$101,220.60

Beginning Pool Balance for Current Period					$1,364,737,771.94

Net Loss Ratio					0.09%
Net Loss Ratio for 1st Preceding Collection Period
Net Loss Ratio for 2nd Preceding Collection Period
Three-Month Average Net Loss Ratio for Current Period					0.09%

Cumulative Net Losses for All Periods					$101,220.60
Cumulative Net Losses as a % of Initial Pool Balance					0.01%

Principal Balance of Extensions					$5,113,298.29
Number of Extensions					217

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